Commitments (Tables)	12 Months Ended
Mar. 31, 2018
Additional information [abstract]
Capital commitments
At March 31, the Group had approved, but not yet contracted, capital commitments for:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Property, plant and equipment	—	—	—
Intangible assets	56,406	58,036	63,670
	56,406	58,036	63,670

 At March 31, the Group had approved and contracted capital commitments for:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Property, plant and equipment	11,601	50,074	22,471
Intangible assets	17,046	24,726	33,234
	28,647	74,800	55,705

Future minimum lease payments under non-cancellable operating leases
The future minimum lease payments of office equipment and vehicles under non-cancellable operating leases are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Office equipment
Within one year	716	853	874
One to five years	674	495	1,032
	1,390	1,348	1,906

Vehicles
Within one year	1,585	1,507	836
One to five years	1,617	1,626	167
	3,202	3,133	1,003

The future minimum lease payments in respect of land and buildings under non-cancellable operating leases are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Land and buildings
Within one year	12,324	15,201	19,896
One to five years	10,862	20,354	9,767
	23,186	35,555	29,663